Investment Objectives and Goals	Dec. 22, 2025
Defiance Gold Enhanced Options Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE GOLD ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of SPDR® Gold Shares subject to a limit on potential investment gains.
Defiance Silver Enhanced Options Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE SILVER ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of iShares Silver Trust® subject to a limit on potential investment gains.
Defiance Oil Enhanced Options Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE OIL ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of United States Oil Fund, LP (“USO”) subject to a limit on potential investment gains.
Defiance Treasury Enhanced Options Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE TREASURY ENHANCED OPTIONS INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of iShares 20+ Year Treasury Bond ETF (“TLT”) subject to a limit on potential investment gains.
Defiance Large Cap ex-Mag 7 ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE LARGE CAP EX-MAG 7 ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Large Cap ex-Mag 7 ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA US 500 ex-Magnificent 7 Index (the “Index”).
Defiance AI & Power Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE AI & POWER INFRASTRUCTURE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance AI & Power Infrastructure ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the MarketVector™ US Listed AI and Power Infrastructure Index (the “Index”).
Defiance Nasdaq 100 Income Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE NASDAQ 100 INCOME TARGET ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index (the “Index”).
Defiance S&P 500 Income Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE S&P 500 INCOME TARGET ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index (the “Index”).
Defiance R2000 Income Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE R2000 INCOME TARGET ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index (the “Index”).